Condensed Financial Information of DHT Holdings, Inc. (parent company only), Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Profit/(loss) for the year	$ 73,680	$ (46,927)	$ 6,602
Total comprehensive income/(loss) for the period net of tax	73,946	(47,128)	6,628
Attributable to the owners of parent	73,944	(47,128)	6,628
Parent Company [Member]
Statement of Comprehensive Income [Abstract]
Profit/(loss) for the year	26,975	(86,143)	20,293
Total comprehensive income/(loss) for the period net of tax	26,975	(86,143)	20,293
Attributable to the owners of parent	$ 26,975	$ (86,143)	$ 20,293